Financial Liabilities - Maturity Analysis of Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total Issues	€ 41,995
Loans and other payables	4,488	€ 8,555
Telefonica, S.A.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	42,636
Promissory notes & commercial paper	2,358
Total Issues	44,994
Loans and other payables	4,488
Derivative instruments (Note 16)	2,882
Total	52,364	€ 54,702
Telefonica, S.A. | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	5,826
Promissory notes & commercial paper	1,635
Total Issues	7,461
Loans and other payables	1,091
Derivative instruments (Note 16)	524
Total	9,076
Telefonica, S.A. | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	4,876
Promissory notes & commercial paper	0
Total Issues	4,876
Loans and other payables	447
Derivative instruments (Note 16)	199
Total	5,522
Telefonica, S.A. | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	5,152
Promissory notes & commercial paper	0
Total Issues	5,152
Loans and other payables	380
Derivative instruments (Note 16)	228
Total	5,760
Telefonica, S.A. | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,369
Promissory notes & commercial paper	140
Total Issues	2,509
Loans and other payables	423
Derivative instruments (Note 16)	101
Total	3,033
Telefonica, S.A. | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,048
Promissory notes & commercial paper	263
Total Issues	1,311
Loans and other payables	547
Derivative instruments (Note 16)	132
Total	1,990
Telefonica, S.A. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	23,365
Promissory notes & commercial paper	320
Total Issues	23,685
Loans and other payables	1,600
Derivative instruments (Note 16)	1,698
Total	26,983
Telefonica, S.A. | Non-current
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	36,810
Promissory notes & commercial paper	723
Total Issues	37,533
Loans and other payables	3,397
Derivative instruments (Note 16)	2,358
Total	€ 43,288